UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2016 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 95.7%
Consumer Discretionary - 13.8%
LKQ *	32,790	$1,046,985
O'Reilly Automotive *	2,750	752,565
Polaris Industries	4,615	454,485
Tractor Supply	7,480	676,641
		2,930,676
Consumer Staples - 6.8%
Church & Dwight	9,635	888,154
Natural Grocers By Vitamin Cottage *	26,235	558,019
		1,446,173
Energy - 2.5%
Core Laboratories	4,760	535,071

Financials - 4.3%
Affiliated Managers Group *	5,665	919,996

Health Care - 18.7%
BioMarin Pharmaceutical *	6,330	522,098
Cooper Companies	4,455	685,936
Halozyme Therapeutics *	76,895	728,196
Medivation *	15,930	732,461
Mettler-Toledo International *	2,285	787,777
Omnicell *	19,335	538,867
		3,995,335
Industrials - 20.8%
Copart *	19,385	790,326
HD Supply Holdings *	19,600	648,172
Hexcel	18,265	798,363
Middleby *	6,895	736,179
Quanta Services *	35,885	809,566
Stericycle *	5,110	644,831
		4,427,437
Information Technology - 21.8%
ANSYS *	5,775	516,631
Computer Modelling Group (a)	92,325	729,534
FEI	10,275	914,578
Jack Henry & Associates	12,385	1,047,399
Manhattan Associates *	7,245	412,023
Monotype Imaging Holdings	22,705	543,104
Qualys *	19,425	491,647
		4,654,916

Telecommunication Services - 4.0%
SBA Communications - Class A *	8,410	842,430

Utilities - 3.0%
ITC Holdings	14,670	639,172
TOTAL COMMON STOCKS
(Cost $21,039,535)		20,391,206

SHORT-TERM INVESTMENT - 4.4%
Fidelity Institutional Government Portfolio - Class I, 0.23% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $937,003)	937,003	937,003

Total Investments - 100.1%
(Cost $21,976,538)		21,328,209
Other Assets and Liabilities, Net - (0.1)%		(10,949)
Total Net Assets - 100.0%		$21,317,260

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2016, the fair value of this investment was $729,534 or 3.4% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Computer Modelling Group	92,325	1/15-9/15	$943,233

^	The rate shown is the annualized seven day effective yield as of March 31, 2016.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,661,672	$729,534	$-	$20,391,206
Short-Term Investment	937,003	-	-	937,003
Total Investments in Securities	$20,598,675	$729,534	$-	$21,328,209

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2016, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

TorrayResolute Small/Mid Cap Growth Fund

Cost of investments	$21,976,538

Gross unrealized appreciation	1,278,423
Gross unrealized depreciation	(1,926,752)
Net unrealized depreciation	$(648,329)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s more recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  May 19, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  May 19, 2016